Leases (Details) - Schedule of Future Minimum Lease Payments Under Operating Leases - USD ($)	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
From October 1, 2022 to December 31, 2022	$ 987,000
2023	4,041,000		$ 3,990,000
2024	4,138,000		4,100,000
2025	4,235,000		4,198,000
2026	4,334,000		4,295,000
Thereafter	11,060,000		15,997,000
Total	28,795,000		$ 32,580,000
Less: Imputed interest	(8,866,000)
Total	$ 19,929,000	$ 21,347,000